S-K 1602, SPAC Registered Offerings	Mar. 18, 2026 USD ($)
Spac Offering Forepart Line Items
SPAC Offering Forepart, De-SPAC Consummation Timeframe	18 months
SPAC Offering Forepart, De-SPAC Consummation Timeframe Description [Text Block]	If we are unable to complete our initial business combination within 18 months and the extension period from the closing of this offering, or by such earlier liquidation date as our board of directors may approve, the founder shares and private units may be worthless, except to the extent they receive liquidating distributions from assets outside the trust account, which could create an incentive for our sponsor, executive officers and directors to complete a transaction even if we select an acquisition target that subsequently declines in value and is unprofitable for public shareholders. Further, each of our officers and directors may have a conflict of interest with respect to evaluating a particular business combination if the retention or resignation of any such officers and directors was included by a target business as a condition to any agreement with respect to our initial business combination.
SPAC Offering Forepart, De-SPAC Consummation Timeframe May be Extended [Flag]	true
spac:SpacOfferingForepartSecurityHoldersHaveTheOpportunityToRedeemSecuritiesFlag	true
SPAC Offering Forepart, Security Holder Redemptions Subject to Limitations [Flag]	true
spac:SpacOfferingForepartSponsorCompensationMaterialDilutionFlag	true
SPAC Offering Forepart, Adjusted Net Tangible Book Value Per Share [Table Text Block]

As of January 31, 2026
Offering Price of $10.00 per Unit	25% of Maximum Redemption		50% of Maximum Redemption		75% of Maximum Redemption		Maximum Redemption
NTBV	NTBV	Difference between NTBV and Offering Price	NTBV	Difference between NTBV and Offering Price	NTBV	Difference between NTBV and Offering Price	NTBV	Difference between NTBV and Offering Price
Assuming Full Exercise of Over-Allotment Option
6.09	5.45	4.55	4.55	5.45	3.21	6.79	1.01	8.99
Assuming No Exercise of Over-Allotment Option
6.07	5.44	4.56	4.56	5.44	3.25	6.75	1.13	8.87

SPAC Offering Forepart, Actual or Material Conflict of Interest [Flag]	true
Spac Offering Prospectus Summary Line Items
SPAC Registered Offering Prospectus Summary, Identify and Evaluate Potential Business Combination Candidates, Manner [Text Block]

Business Strategy and Acquisition Criteria

We will not limit our efforts to identify a prospective business combination target to any particular business industry. We intend to focus on identifying a prospective target business in North America, Europe, Asia or Oceania; however, given the uncertainties in the regulatory climate in the PRC and the potential for future governmental actions which might unfavorably impede future operations, we will not consider or undertake a business combination with an entity or business based in, or with business operations (either directly or through any subsidiaries) in, the PRC, and, for the avoidance of doubt, we will not enter into an agreement for, or consummate our initial business combination with, such an entity or business, or consummate our initial business combination in circumstances where we are the counterparty to a VIE or other arrangement with a China-based entity. Our management team intends to focus on creating shareholder value by leveraging its experience in the management and operation of businesses to improve the efficiency of operations while implementing strategies to scale revenue organically and/or through acquisitions. Consistent with our strategy, we have identified the following general criteria and guidelines that we believe are essential in evaluating prospective target businesses:

●	the potential to become an industry leader with a defensible market position that can benefit from our leadership and guidance;
●	a strong existing or potential customer base in large addressable market;
●	the opportunity to grow at a critical strategic inflection point, such as requiring additional management expertise or access to capital to launch a new phase of growth or corporate/business model evolution;
●	an unrecognized value or other characteristics that we can optimize over the long-run to produce outsized investor returns;
●	a recurring revenue model with the ability to generate high free cash flow;
●	a need for capital to achieve the company’s growth strategy, which we believe have been misevaluated by the marketplace based on our analysis and due diligence review;
●	the ability to offer an attractive risk-adjusted return for our shareholders, having realized large investment successes with minimal failures of meaningful size;
●	a fundamentally sound business whose products and/or services are necessary to the continuing function of a core economic industry or service; and
●	the ability to benefit from being publicly traded and utilize access to broader capital markets.

While we intend to use these criteria and guidelines in evaluating prospective businesses, we may deviate from these criteria and guidelines should we consider it appropriate to do so. These criteria are not intended to be exhaustive. Any evaluation relating to the merits of a particular initial business combination may be based, to the extent relevant, on these general guidelines as well as other considerations, factors and criteria that our management may deem relevant.

SPAC Will Solicit Shareholder Approval for De-SPAC Transaction [Flag]	true
SPAC, Trust or Escrow Account, Material Terms [Text Block]	Net proceeds of $60,000,000 (or $69,000,000 if the over-allotment option is exercised in full) from this offering and the proceeds we will receive from the sale of the private units, or $10.00 per unit sold to the public in this offering (regardless of whether or not the over-allotment option is exercised) (which amount is less expenses of the offering plus the contributed value of the private units) will be placed in a United States-based trust account maintained by Lucky Lucko, Inc. d/b/a Efficiency, acting as trustee pursuant to an agreement to be signed on the date of this prospectus. Except as set forth below, the proceeds held in the trust account will not be released until the earlier of the completion of an initial business combination and our redemption of 100% of the outstanding public shares if we have not completed a business combination in the required time period. Therefore, except as set forth below, unless and until an initial business combination is consummated, the proceeds held in the trust account will not be available for our use for any expenses related to this offering or expenses which we may incur related to the investigation and selection of a target business and the negotiation of an agreement to acquire a target business.Notwithstanding the foregoing, there can be released to us from the trust account any interest earned on the funds in the trust account that we need to pay our income or other tax obligations, and, if applicable, up to $100,000 of interest to pay liquidation expenses (which interest shall be net of taxes payable). Aside from these exceptions, expenses incurred by us may be paid prior to a business combination only from the net proceeds of this offering not held in the trust account. Additionally, in order to meet our working capital needs following the consummation of this offering if the funds not held in the trust account are insufficient, our sponsor, officers, directors, initial shareholders or their affiliates may, but are not obligated to, loan us funds, from time to time or at any time, in whatever amount they deem reasonable in their sole discretion. Each loan would be evidenced by a promissory note. The notes would either be paid upon consummation of our initial business combination, without interest, or, at the holder’s discretion, up to $1,500,000 of the notes may be converted into units at a price of $10.00 per unit. These units would be identical to the private units. In the event that the initial business combination does not close, we may use a portion of the working capital held outside the trust account to repay such loaned amounts, but no proceeds from our trust account would be used for such repayment.
SPAC, Trust or Escrow Account, Gross Offering Proceeds Placed, Amount	$ 60,000,000
SPAC, Trust or Escrow Account, Gross Offering Proceeds Placed, Percent	90.00%
SPAC, Securities Offered, Material Terms [Text Block]	6,000,000 units (or 6,900,000 units if the underwriter’s over-allotment option is exercised in full), at $10.00 per unit, each unit consisting of one Class A ordinary share and one right to receive one-seventh (1/7) of one Class A ordinary share upon the consummation of our initial business combination.
SPAC Securities Offered Redemption Rights [Text Block]

Redemption Rights for Public Shareholders upon the Completion of Our Initial Business Combination

We will provide our public shareholders with the opportunity to redeem all or a portion of their ordinary shares upon the completion of our initial business combination at a per-share price, payable in cash, equal to the aggregate amount then on deposit in the trust account, including interest earned thereon (net of taxes payable), divided by the number of then issued and outstanding public shares, subject to applicable law and certain conditions as further described herein. The amount in the trust account is initially anticipated to be $10.0 per public share.

The redemption rights will include the requirement that a beneficial holder must identify itself in order to validly redeem its shares. Further, we will not proceed with redeeming our public shares, even if a public shareholder has properly elected to redeem its shares, if a business combination does not close. Our sponsor, officers and directors agreed, pursuant to a letter agreement with us, to waive their redemption rights with respect to any founder shares and public shares held by them in connection with (i) the completion of our initial business combination and (ii) a shareholder vote to approve an amendment to our post-offering memorandum and articles of association (A) that would modify the substance or timing of our obligation to provide holders of our ordinary shares the right to have their shares redeemed in connection with our initial business combination or to redeem 100% of our public shares if we do not complete our initial business combination within the completion window or (B) with respect to any other provision relating to the rights of holders of our ordinary shares.

Manner of Conducting Redemptions

We will provide our public shareholders with the opportunity to redeem all or a portion of their ordinary shares upon the completion of our initial business combination either (i) in connection with a general meeting called to approve the business combination or (ii) by means of a tender offer. The decision as to whether we will seek shareholder approval of a proposed business combination or conduct a tender offer will be made by us, solely in our discretion, and will be based on a variety of factors such as the timing of the transaction and whether the terms of the transaction would require us to seek shareholder approval under applicable law or stock exchange listing requirement or whether we were deemed to be a foreign private issuer (which would require a tender offer rather than seeking shareholder approval under SEC rules). Asset acquisitions and share purchases would not typically require shareholder approval, while direct mergers with our company and any transactions where we issue more than 20% of our issued and outstanding ordinary shares or seek to amend our memorandum and articles of association would typically require shareholder approval. We currently intend to conduct redemptions in connection with a shareholder vote unless shareholder approval is not required by applicable law or stock exchange listing requirement or we choose to conduct redemptions pursuant to the tender offer rules of the SEC for business or other reasons. So long as we obtain and maintain a listing for our securities on the Nasdaq, we will be required to comply with the Nasdaq rules.

If we held a shareholder vote to approve our initial business combination, we will, pursuant to our post-offering memorandum and articles of association:

●	conduct the redemptions in conjunction with a proxy solicitation pursuant to Regulation 14A of the Exchange Act, which regulates the solicitation of proxies, and not pursuant to the tender offer rules; and
●	file proxy materials with the SEC.

In the event that we seek shareholder approval of our initial business combination, we will distribute proxy materials and, in connection therewith, provide our public shareholders with the redemption rights described above upon the completion of our initial business combination.

If we seek shareholder approval, we will complete our initial business combination only if we obtain the approval of an ordinary resolution under Cayman Islands law and our post-offering memorandum and articles of association, however, if our initial business combination is structured as a statutory merger or consolidation with another company under Cayman Islands law, the approval of our initial business combination will require a special resolution under Cayman Islands law and our post-offering memorandum and articles of association. In any such case, our initial shareholder has agreed to vote its founder shares and public shares in favor of our initial business combination. As a result, in addition to the founder shares, Representative Shares and A.G.P. Shares, we would need 1,679,836 Class A ordinary shares, or 28.0% for an ordinary resolution, or 3,193,591 Class A ordinary shares, or 53.2% for a special resolution, (assuming all issued and outstanding shares are voted and the over-allotment option is not exercised), of the 6,000,000 public shares sold in this offering to be voted in favor of an initial business combination in order to have our initial business combination approved. Assuming that only the holders of one-third of our issued and outstanding ordinary shares, representing a quorum under our post-offering memorandum and articles of association, vote their shares at a general meeting of the company, we will not need any public shares in addition to our founder shares, private shares and shares held by A.G.P. to be voted in favor of an initial business combination in order to approve an initial business combination. Each public shareholder may elect to redeem their public shares irrespective of whether they vote for or against the proposed transaction or vote at all.

If we conduct redemptions pursuant to the tender offer rules of the SEC, we will, pursuant to our post-offering memorandum and articles of association:

●	conduct the redemptions pursuant to Rule 13e-4 and Regulation 14E of the Exchange Act, which regulate issuer tender offers; and
●	file tender offer documents with the SEC prior to completing our initial business combination, which contain substantially the same financial and other information about the initial business combination and the redemption rights as is required under Regulation 14A of the Exchange Act, which regulates the solicitation of proxies.

Upon the public announcement of our initial business combination, if we elect to conduct redemptions pursuant to the tender offer rules, we and our sponsor will terminate any plan established in accordance with Rule 10b5-1 to purchase ordinary shares in the open market, in order to comply with Rule 14e-5 under the Exchange Act.

In the event we conduct redemptions pursuant to the tender offer rules, our offer to redeem will remain open for at least 20 business days, in accordance with Rule 14e-1(a) under the Exchange Act, and we will not be permitted to complete our initial business combination until the expiration of the tender offer period. In addition, the tender offer will be conditioned on public shareholders not tendering more than the number of public shares we are permitted to redeem. If public shareholders tender more shares than we have offered to purchase, we will withdraw the tender offer and not complete such initial business combination.

SPAC Additional Financing Plans, Impact on Security Holders [Text Block]	We may need to obtain additional financing to complete our initial business combination, either because the transaction requires more cash than is available from the proceeds held in our trust account, or because we become obligated to redeem a significant number of our public shares upon the completion of our initial business combination, in which case we may issue additional securities or incur debt in connection with such business combination. There are no prohibitions on our ability to issue securities or incur debt in connection with our initial business combination. Other than the potential availability of the backstop arrangement with our sponsor, we are not currently a party to any arrangement or understanding with any third party with respect to raising any additional funds through the sale of securities, the incurrence of debt or otherwise.
SPAC Prospectus Summary Sponsor Compensation [Table Text Block]

The following table sets forth the payments to be received by our sponsor and its affiliates from us prior to or in connection with the completion of our initial business combination and the securities issued and to be issued by us to our sponsor or its affiliates:

Entity/Individual	Amount of Compensation to be Received or Securities Issued or to be Issued	Consideration Paid or to be Paid
Issacyan Co., Ltd.	2,957,143(1) Class B ordinary shares	$25,000

	221,100 private units (up to 234,600 private units if the over-allotment option is exercised in full)	$2,211,000 (up to $2,346,000 if the over-allotment option is exercised in full)

	Up to $500,000	Repayment of loans made to us by our sponsor to cover offering-related and organizational expenses.

	$10,000 per month	Office space, administrative and support services
	Up to $1,500,000 in working capital loans may be convertible into private units at a price of $10.00 per unit	Working capital loans to finance transaction costs in connection with an intended initial business combination.

	Reimbursement for any out-of-pocket expenses related to identifying, investigating and completing an initial business combination	Services in connection with identifying, investigating and completing an initial business combination.

Holders of Class B ordinary shares	Anti-dilution protection upon conversion into Class A ordinary shares at a greater than one-to-one ratio	Issuance of the Class A ordinary shares issuable in connection with the conversion of the founder shares on a greater than one-to-one basis upon conversion

(1)	Including up to 385,714 shares that are subject to forfeiture depending on the extent to which the underwriter’s over-allotment option is exercised.

SPAC, Compensation and Securities Issuance, Material Dilution, Likelihood [Text Block]	The difference between the public offering price per share of ordinary shares, assuming no value is attributed to the units included in the units we are offering pursuant to this prospectus or the private units, and the pro forma net tangible book value (NTBV) per share of our ordinary shares after this offering constitutes the dilution to investors in this offering. Net tangible book value (NTBV) per share is determined by dividing our net tangible book value, which is our total tangible assets less total liabilities (including the value of ordinary shares which may be redeemed for cash), by the number of issued and outstanding ordinary shares.
Spac Actual or Potential Material Conflict of Interest Prospectus Summary [Text Block]

Each of our officers and directors presently has, and in the future any of our directors and our officers may have additional, fiduciary or contractual obligations to other entities pursuant to which such officer or director is or will be required to present acquisition opportunities to such entity.

Accordingly, subject to his or her fiduciary duties under Cayman Islands law, if any of our officers or directors becomes aware of an acquisition opportunity which is suitable for an entity to which he or she has then current fiduciary or contractual obligations, he or she will need to honor his or her fiduciary or contractual obligations to present such acquisition opportunity to such entity, and only present it to us if such entity rejects the opportunity. Our post-offering memorandum and articles of association will provide that we renounce our interest or expectancy in, or in being offered an opportunity to participate in, any potential transaction or matter which may be a corporate opportunity for any director or officer, on the one hand, and us, on the other hand. We do not believe, however, that any fiduciary duties or contractual obligations of our directors or officers would materially undermine our ability to complete our business combination.

Our sponsor, officers or directors may sponsor or form other SPACs similar to ours or may pursue other business or investment ventures during the period in which we are seeking an initial business combination. As a result, our sponsor, officers and directors could have conflicts of interest in determining whether to present business combination opportunities to us or to any other SPAC with which they may become involved. Any such companies, businesses or investments may present additional conflicts of interest in pursuing an initial business combination target. Such potential conflicts could materially affect our ability to complete our initial business combination.

In light of the involvement of our sponsor, its sole director, and our officers and directors with other entities, we may decide to acquire one or more businesses affiliated with or competitive with our sponsor, officers, directors and their respective affiliates or existing holders. Our directors also serve as officers and/or board members for other entities, including, without limitation, those described under “Management — Conflicts of Interest.” Such entities may compete with us for business combination opportunities. Our sponsor, officers and directors are not currently aware of any specific opportunities for us to complete our initial business combination with any entities with which they are affiliated, and there have been no substantive discussions concerning a business combination with any such entity or entities. Although we will not be specifically focusing on, or targeting, any transaction with any affiliated entities, we may eventually pursue such a transaction if we determined that such affiliated entity met our criteria for a business combination. Despite that we may obtain an opinion from an independent investment banking firm or another independent entity that commonly renders valuation opinions regarding the fairness to our company from a financial point of view of a business combination with business affiliated with our sponsor, officers, directors or existing holders, potential conflicts of interest still may exist and, as a result, the terms of the business combination may not be as advantageous to our public shareholders as they would be absent any conflicts of interest.

Our sponsor and members of our management team will directly or indirectly own our securities following this offering, and accordingly, they may have a conflict of interest in determining whether a particular target business is an appropriate business with which to effectuate our initial business combination, including the fact that they may lose their entire investment in us if our initial business combination is not completed, except to the extent they receive liquidating distributions from assets outside the trust account. Our sponsor currently owns 2,957,143 Class B ordinary shares (up to 385,714 of which are subject to forfeiture depending on the extent to which the underwriter’s over-allotment option is exercised) and, accordingly, may have a conflict of interest in determining whether a particular target business is an appropriate business with which to effectuate our initial business combination. The approximately $0.008 per share price that our sponsor paid for the founder shares creates an incentive whereby our sponsor, directors and officers could potentially make a substantial profit even if the company selects an acquisition target that subsequently declines in value and is unprofitable for public investors.

We are not prohibited from paying any fees (including advisory fees, consulting fees or success fees) and reimbursements or cash payments to our sponsor, officers or directors, or our or their affiliates, for services rendered to us prior to or in connection with the completion of our initial business combination, including payment of consulting, legal, success or finder fees to our independent directors, advisors, or their respective affiliates in connection with the consummation of our initial business combination. Prior to the closing of this offering, our sponsor agreed to loan us up to $500,000 to cover offering-related and organizational expenses. In order to finance transaction costs in connection with an intended initial business combination, our sponsor or an affiliate of our sponsor or certain of our officers and directors may, but are not obligated to, loan us additional funds as may be required. If the $1,500,000 in working capital loans is fully advanced and the holders of the loan elect to convert the working capital loans into private units at $10.00 per unit, it will result in the holders receiving an additional 150,000 private Class A ordinary shares and 150,000 private placement rights (where each private right entitles the holder to receive one-seventh (1/7) of one private Class A ordinary share). Moreover, commencing from the date that our securities are first listed on Nasdaq through the earlier of the consummation of our initial business combination and our liquidation, our sponsor will make available to us certain general and administrative services, including office space, administrative and support services, as we may require from time to time. We will pay our sponsor up to $10,000 per month for these services, payable upon consummation of our initial business combination.

In addition to the above, our officers and directors are not required to commit any specified amount of time to our affairs, and, accordingly, may have conflicts of interest in allocating management time among various business activities, including selecting a business combination target and monitoring the related due diligence. See “Risk Factors — Risks Relating to Our Management Team — Our officers and directors will allocate their time to other businesses thereby causing conflicts of interest in their determination as to how much time to devote to our affairs. This conflict of interest could have a negative impact on our ability to complete our initial business combination.”

Additionally, our sponsor and executive officers and directors have agreed to waive their redemption rights with respect to any founder shares, private shares and any public shares held by them in connection with the consummation of our initial business combination. Further, our sponsor and executive officers and directors have agreed to waive their redemption rights with respect to any founder shares, private shares and public shares held by them if we are unable to complete our initial business combination within 18 months from the closing of this offering or by such earlier liquidation date as our board of directors may approve. If we do not complete our initial business combination within such applicable time period, the proceeds of the sale of the private units held in the trust account will be used to fund the redemption of our public shares, and the private units may be worthless.

Spac Offering Dilution Line Items
SPAC, Adjusted Net Tangible Book Value Per Share with Sources of Dilution [Table Text Block]

The following tables illustrate the dilution to the public shareholders on a per-share basis as of January 31, 2026:

Assuming Full Exercise of Over-Allotment Option

	No Redemptions	25% of Maximum Redemptions	50% of Maximum Redemptions	75% of Maximum Redemptions	Maximum Redemptions
Public offering price	$10.00	$10.00	$10.00	$10.00	$10.00
NTBV per share before this offering	(0.10)	(0.10)	(0.10)	(0.10)	(0.10)
Increase attributable to this offering and private placement	6.19	5.55	4.65	3.31	1.11
Pro forma NTBV after this offering	6.09	5.45	4.55	3.21	1.01
Dilution to new investors	$3.91	$4.55	$5.45	$6.79	$8.99
Percentage of dilution to new investors	39.1%	45.5%	54.5%	67.9%	89.9%

Assuming No Exercise of Over-Allotment Option

	No Redemptions	25% of Maximum Redemptions	50% of Maximum Redemptions	75% of Maximum Redemptions	Maximum Redemptions
Public offering price	$10.00	$10.00	$10.00	$10.00	$10.00
NTBV per share before this offering	(0.11)	(0.11)	(0.11)	(0.11)	(0.11)
Increase attributable to this offering and private placement	6.18	5.55	4.67	3.36	1.24
Pro forma NTBV after this offering	6.07	5.44	4.56	3.25	1.13
Dilution to new investors	$3.93	$4.56	$5.44	$6.75	$8.87
Percentage of dilution to new investors	39.3%	45.6%	54.4%	67.5%	88.7%

The pro forma NTBV per share after this offering for each of the redemption scenarios is calculated as follows:

Assuming Full Exercise of Over-Allotment Option

	No Redemptions	25% of Maximum Redemptions	50% of Maximum Redemptions	75% of Maximum Redemptions	Maximum Redemptions
Numerators:
NTBV before this offering	$(292,922)	$(292,922)	$(292,922)	$(292,922)	$(292,922)
Plus: Proceeds from this offering and private placement (excluding offering costs) (1)(2)	69,700,000	69,700,000	69,700,000	69,700,000	69,700,000
Plus: Offering costs paid and excluded from NTBV before this offering	231,829	231,829	231,829	231,829	231,829
Less: Payments for redemptions (2)	-	(16,159,727)	(32,319,453)	(48,479,180)	(64,638,906)
	$69,638,907	$53,479,181	$37,319,454	$21,159,728	$5,000,001
Denominators:
Ordinary shares issued and outstanding prior to this offering	2,957,143	2,957,143	2,957,143	2,957,143	2,957,143
Ordinary shares to be sold in this offering	6,900,000	6,900,000	6,900,000	6,900,000	6,900,000
Ordinary shares underlying rights to be issued in this offering	985,714	985,714	985,714	985,714	985,714
Ordinary shares included in the private units	234,600	234,600	234,600	234,600	234,600
Ordinary shares underlying rights in the private units	33,514	33,514	33,514	33,514	33,514
Representative Shares and A.G.P. Shares	321,500	321,500	321,500	321,500	321,500
Less: Shares subject to redemptions	-	(1,615,973)	(3,231,945)	(4,847,918)	(6,463,891)
	11,432,471	9,816,499	8,200,526	6,584,553	4,968,581

Assuming No Exercise of Over-Allotment Option

	No Redemptions	25% of Maximum Redemptions	50% of Maximum Redemptions	75% of Maximum Redemptions	Maximum Redemptions
Numerators:
NTBV before this offering	$(292,922)	$(292,922)	$(292,922)	$(292,922)	$(292,922)
Plus: Proceeds from this offering and private placement (excluding offering costs) (1)(2)	60,700,000	60,700,000	60,700,000	60,700,000	60,700,000
Plus: Offering costs paid and excluded from NTBV before this offering	231,829	231,829	231,829	231,829	231,829
Less: Over-allotment option liability	(79,133)	(79,133)	(79,133)	(79,133)	(79,133)
Less: Payments for redemptions (2)	-	(13,889,943)	(27,779,887)	(41,669,830)	(55,559,774)
	$60,559,774	$46,669,831	$32,779,887	$18,889,944	$5,000,001
Denominators:
Ordinary shares issued and outstanding prior to this offering	2,957,143	2,957,143	2,957,143	2,957,143	2,957,143
Ordinary shares forfeited if the over-allotment option is not exercised	(385,714)	(385,714)	(385,714)	(385,714)	(385,714)
Ordinary shares to be sold in this offering	6,000,000	6,000,000	6,000,000	6,000,000	6,000,000
Ordinary shares underlying rights to be issued in this offering	857,143	857,143	857,143	857,143	857,143
Ordinary shares included in the private units	221,100	221,100	221,100	221,100	221,100
Ordinary shares underlying rights in the private units	31,586	31,586	31,586	31,586	31,586
Representative Shares and A.G.P. Shares	290,000	290,000	290,000	290,000	290,000
Less: Shares subject to redemptions	-	(1,388,994)	(2,777,989)	(4,166,983)	(5,555,977)
	9,971,257	8,582,263	7,193,268	5,804,274	4,415,280

(1)

Expenses applied against gross proceeds include offering expenses of approximately $611,000 and $900,000 (or up to $1,035,000 if the over-allotment option is exercised in full) of underwriting commissions. See “Use of Proceeds.”

(2)	The underwriting commissions would be paid as follows: $0.15 per unit sold in the base offering, or $900,000 (or up to $1,035,000 if the over-allotment option is exercised in full) in the aggregate, is payable upon the closing of this offering. See also “Underwriting” for a description of compensation and other items of value payable to the underwriter.

(3)

If we seek shareholder approval of our initial business combination and we do not conduct redemptions in connection with our initial business combination pursuant to the tender offer rules, our sponsor, initial shareholder, directors, executive officers, advisors or their affiliates may purchase shares or public rights in privately negotiated transactions or in the open market either prior to or following the completion of our initial business combination. In the event of any such purchases of our shares prior to the completion of our initial business combination, the number of ordinary shares subject to redemption will be reduced by the amount of any such purchases, increasing the pro forma net tangible book value per share. See “Proposed Business — Permitted Purchases and Other Transactions with Respect to Our Securities.”

In addition to the material probable transactions or sources of dilutions discussed above, we note that there are possible other sources of dilution and the extent of such dilution that non-redeeming public shareholders could experience in connection with the closing of the initial business combination may be uncertain, due to the uncertainty associated with the occurrence or the amount of securities that may be issued pursuant to such occurrence, including arising from: (i) any loans or additional investments from our sponsor, members of our management team or any of their affiliates or designees, including the issuing of working capital units or extension units, (ii) any ordinary shares, preferred shares or debt securities that may be issued to third parties pursuant to any equity financing or debt financing in connection with the initial business combination, (iii) any additional securities that might be issued as we may seek an initial business combination with a target company with an enterprise value greater than the net proceeds of the offering, or (iv) other source of issue of securities, such as the reservation and issuance of any securities under an employee incentive plan after completion of our initial business combination.

SPAC Officers and Directors, Fiduciary Duties to Other Companies, Description [Text Block]	Conflicts of InterestUnder Cayman Islands law, officers and directors owe the following fiduciary duties:duty to act in good faith in what the officer or director believes to be in the best interests of the company as a whole;duty to exercise powers for the purposes for which those powers were conferred and not for a collateral purpose;directors should not improperly fetter the exercise of future discretion;duty to exercise authority for the purpose for which it is conferred and a duty to exercise powers fairly as between different sections of shareholders;duty not to put themselves in a position in which there is a conflict between their duty to the company and their personal interests; andduty to exercise independent judgment.In addition to the above, directors also owe a duty of care, which is not fiduciary in nature. This duty has been defined as a requirement to act as a reasonably diligent person having both the general knowledge, skill and experience that may reasonably be expected of a person carrying out the same functions as are carried out by that director in relation to the company and the general knowledge skill and experience of that director.